Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 72,627	$ 136,581
Advances to affiliates	365,536	597,933
Accounts receivable, net	308,285	304,256
Receivables from affiliates	8,074	4,941
Inventories, net	467,291	491,303
Other current assets	46,080	72,097
Total current assets	1,267,893	1,607,111
Property and equipment, net	3,154,826	2,799,330
Other assets:
Goodwill	3,111,262	3,143,834
Intangible assets, net	1,259,440	1,187,237
Other noncurrent assets	48,398	35,568
Total assets	8,841,819	8,773,080
Current liabilities:
Accounts payable	433,988	467,054
Accounts payable to affiliates	14,988	56,969
Accrued expenses and other current liabilities	307,939	342,671
Current maturities of long-term debt	5,084	13,772
Total current liabilities	761,999	880,466
Revolving line of credit	450,000	683,378
Long-term debt, net	1,502,531	408,826
Deferred tax liability	694,383	630,256
Other noncurrent liabilities	170,169	161,994
Total liabilities	3,579,082	2,764,920
Commitments and contingencies (Note 13)
Partners' equity:
Total partners' capital	3,044,448	902,147
Total equity	5,262,737	6,008,160
Noncontrolling interest		(5,644)
Total liabilities and equity	8,841,819	8,773,080
Predecessor [Member]
Partners' equity:
Total equity	2,218,289	5,111,657
Common Units - Public [Member]
Partners' equity:
Total partners' capital	1,768,890	874,688
Common Units - Affiliated [Member]
Partners' equity:
Total partners' capital	$ 1,275,558	$ 27,459